Revenues - Remaining Performance Obligations (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Remaining performance obligation, amount	$ 136	$ 159
Remaining performance obligation, percentage	97.00%	96.00%